SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.0%
	Automobiles & Components — 1.0%
	Automobile Components — 1.0%
[a]	Gentherm, Inc.	93,078	$ 5,259,838
			5,259,838
	Banks — 1.5%
	Banks — 1.5%
	Pinnacle Financial Partners, Inc.	141,024	7,989,010
			7,989,010
	Capital Goods — 14.8%
	Building Products — 2.8%
[a]	Builders FirstSource, Inc.	107,818	14,663,248
	Construction & Engineering — 3.8%
	AECOM	136,413	11,552,817
[a]	MYR Group, Inc.	59,438	8,222,653
	Electrical Equipment — 1.1%
	Vertiv Holdings Co. Class A	229,936	5,695,515
	Machinery — 4.8%
[a]	Chart Industries, Inc.	76,565	12,234,321
	ITT, Inc.	139,134	12,968,680
	Trading Companies & Distributors — 2.3%
	Applied Industrial Technologies, Inc.	80,804	11,702,843
			77,040,077
	Commercial & Professional Services — 8.5%
	Commercial Services & Supplies — 6.9%
[a]	Casella Waste Systems, Inc. Class A	211,741	19,151,974
[a]	Clean Harbors, Inc.	103,145	16,960,132
	Professional Services — 1.6%
	TransUnion	102,692	8,043,864
			44,155,970
	Consumer Discretionary Distribution & Retail — 2.9%
	Distributors — 1.8%
	Pool Corp.	25,294	9,476,144
	Specialty Retail — 1.1%
	Group 1 Automotive, Inc.	22,216	5,733,950
			15,210,094
	Consumer Durables & Apparel — 4.2%
	Leisure Products — 1.0%
[a]	YETI Holdings, Inc.	136,529	5,302,786
	Textiles, Apparel & Luxury Goods — 3.2%
[a]	Deckers Outdoor Corp.	31,283	16,506,788
			21,809,574
	Consumer Services — 1.5%
	Hotels, Restaurants & Leisure — 1.5%
	Wyndham Hotels & Resorts, Inc.	115,147	7,895,630
			7,895,630
	Consumer Staples Distribution & Retail — 2.6%
	Consumer Staples Distribution & Retail — 2.6%
[a]	BJ’s Wholesale Club Holdings, Inc.	217,450	13,701,524
			13,701,524
	Energy — 8.1%
	Energy Equipment & Services — 4.4%
	Liberty Energy, Inc. Class A	607,726	8,125,297
[a]	TechnipFMC plc	903,038	15,008,491
	Oil, Gas & Consumable Fuels — 3.7%
	Chesapeake Energy Corp.	105,224	8,805,144

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Matador Resources Co.	201,701	$ 10,552,997
			42,491,929
	Equity Real Estate Investment Trusts (REITs) — 4.1%
	Residential REITs — 1.9%
	Independence Realty Trust, Inc.	551,183	10,042,554
	Retail REITs — 2.2%
	Kite Realty Group Trust	499,505	11,158,942
			21,201,496
	Financial Services — 7.8%
	Capital Markets — 3.8%
	LPL Financial Holdings, Inc.	68,336	14,858,297
	PJT Partners, Inc. Class A	69,963	4,872,223
	Financial Services — 4.0%
[a]	Repay Holdings Corp.	1,484,065	11,620,229
	Walker & Dunlop, Inc.	118,664	9,385,135
			40,735,884
	Food, Beverage & Tobacco — 3.8%
	Food Products — 3.8%
	Lamb Weston Holdings, Inc.	90,408	10,392,399
[a]	SunOpta, Inc.	1,408,885	9,425,441
			19,817,840
	Health Care Equipment & Services — 8.0%
	Health Care Equipment & Supplies — 4.2%
	CONMED Corp.	82,051	11,149,910
[a]	Envista Holdings Corp.	311,427	10,538,690
	Health Care Providers & Services — 3.8%
[a]	Acadia Healthcare Co., Inc.	122,267	9,737,344
[a]	PetIQ, Inc.	679,301	10,304,996
			41,730,940
	Insurance — 2.7%
	Insurance — 2.7%
	Assurant, Inc.	110,187	13,852,710
			13,852,710
	Materials — 4.9%
	Chemicals — 2.4%
	Sensient Technologies Corp.	176,183	12,531,897
	Containers & Packaging — 2.5%
	Crown Holdings, Inc.	147,506	12,813,846
			25,345,743
	Media & Entertainment — 0.8%
	Media — 0.8%
[a]	WideOpenWest, Inc.	510,180	4,305,919
			4,305,919
	Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
	Biotechnology — 1.4%
[a]	BioMarin Pharmaceutical, Inc.	82,777	7,175,111
	Life Sciences Tools & Services — 2.2%
[a]	Avantor, Inc.	569,471	11,696,934
			18,872,045
	Semiconductors & Semiconductor Equipment — 2.9%
	Semiconductors & Semiconductor Equipment — 2.9%
	Entegris, Inc.	87,157	9,658,739
[a]	MaxLinear, Inc.	174,615	5,510,849
			15,169,588
	Software & Services — 6.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2023 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Software — 6.9%
[a]	Agilysys, Inc.	182,996	$ 12,560,845
[a]	Aspen Technology, Inc.	54,345	9,108,766
[a]	CCC Intelligent Solutions Holdings, Inc.	734,013	8,228,286
[a]	Instructure Holdings, Inc.	244,062	6,140,600
			36,038,497
	Technology Hardware & Equipment — 4.7%
	Communications Equipment — 2.2%
[a]	Harmonic, Inc.	729,085	11,789,304
	Electronic Equipment, Instruments & Components — 2.5%
[a]	Teledyne Technologies, Inc.	31,532	12,963,121
			24,752,425
	Transportation — 1.2%
	Ground Transportation — 1.2%
	Knight-Swift Transportation Holdings, Inc.	110,715	6,151,325
			6,151,325
	Utilities — 2.5%
	Independent Power and Renewable Electricity Producers — 2.5%
	AES Corp.	617,145	12,793,416
			12,793,416
	Total Common Stock (Cost $485,690,717)		516,321,474
	Short-Term Investments — 1.2%
[b]	Thornburg Capital Management Fund	643,213	6,432,129
	Total Short-Term Investments (Cost $6,432,129)		6,432,129
	Total Investments — 100.2% (Cost $492,122,846)		$522,753,603
	Liabilities Net of Other Assets — (0.2)%		(918,307)
	Net Assets — 100.0%		$521,835,296

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Small/Mid Cap Core Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Small/Mid Cap Core Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Small/Mid Cap Core Fund	June 30, 2023 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/23	Dividend Income
Thornburg Capital Mgmt. Fund	$3,867,931	$83,123,357	$(80,559,159)	$-	$-	$6,432,129	$198,737